RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended	12 Months Ended			24 Months Ended	1 Months Ended
	Apr. 30, 2012	Dec. 31, 2014 vessel assets	Dec. 31, 2013 assets	Dec. 31, 2012	Dec. 31, 2014 vessel	Jan. 31, 2013	Feb. 28, 2013	Mar. 31, 2013	Nov. 30, 2013	May 31, 2013	Jul. 31, 2013
Related Party Transaction [Line Items]
Joint venture, ownership percentage		50.00%
Amounts due from and to related parties [Abstract]
Due from related parties		$ 152,491,000	$ 13,249,000		$ 152,491,000
Loans to related parties		346,031,000	530,715,000		346,031,000
Loans to related parties - others, long-term		79,294,000	48,847,000		79,294,000
Due to related parties		1,109,000	13,965,000		1,109,000
Leasing revenues earned from related parties [Abstract]
Direct financing lease interest income		45,363,000	55,385,000	59,214,000
Finance lease service revenue		46,488,000	52,390,000	64,766,000
Profit sharing revenues		33,756,000	770,000	52,176,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases		19	22		19
Vessels and equipment, net		1,377,133,000	1,089,616,000		1,377,133,000
Number of vessels sold		2			2				2
Compensation payable (receivable) for early contract termination of charter	40,000,000	49,200,000
Compensation received on termination of charters, cash		10,500,000
Compensation received on termination of charters, notes receivable		38,700,000
Term of lease/charter (in years)		8 years
Notes receivable, related parties		48,400,000	79,000,000		48,400,000
Management fees paid, vessels		49,170,000	54,916,000	66,455,000
Commission percentage paid on chartering revenues		1.25%
Administrative expenses - related parties		965,000	439,000	471,000
Related party loans [Abstract]
Interest income, related party loans		24,464,000	19,575,000	19,575,000
Cost of jack-up drilling rig											600,000,000
Related party purchases and sales of vessels [Abstract]
Gain on disposal of investment in equity method investee		6,055,000	0	0
Frontline Charterers, Seadrill, Deep Sea and UFC [Member]
Leasing revenues earned from related parties [Abstract]
Operating lease income		26,400,000	24,000,000	20,700,000
Direct financing lease interest income		45,400,000	55,400,000	59,200,000
Finance lease service revenue		46,500,000	52,400,000	64,800,000
Direct financing lease repayments		43,100,000	47,400,000	52,800,000
Profit sharing revenues		33,800,000	800,000	52,200,000
Frontline Charterers [Member]
Amounts due from and to related parties [Abstract]
Due from related parties		30,714,000	0		30,714,000
Due to related parties		196,000	815,000		196,000
Due from related parties		30,700,000	0		30,700,000
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues		0	0	0
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases		17		28	17
Number of vessels sold		3	4	4	3
Compensation payment received				106,000,000
Agreed temporary reduction in daily time charter rates					6,500
Profit sharing percentage of earnings from Frontline for use of fleet				20.00%
Increase profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)					25.00%
Non-refundable advance relating to the profit sharing agreement				50,000,000
Required balance in profit sharing advance before future income can be recognized		0			0
Profit share accrued towards reduction in profit sharing advance		0
Period of temporary reduction in daily time charter rates		4 years
Maximum daily amount to which temporary earnings-related 100% payment applies					6,500
Seadrill [Member]
Amounts due from and to related parties [Abstract]
Due from related parties		111,195,000	300,000		111,195,000
Deep Sea [Member]
Amounts due from and to related parties [Abstract]
Due from related parties		1,338,000	0		1,338,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases		2			2
Number of vessels leased to related parties classified as operating leases		4			4
United Freight Carriers Inc [Member]
Amounts due from and to related parties [Abstract]
Due from related parties		232,000	770,000		232,000
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues		1,100,000	800,000	0
Related party leasing and service contracts [Abstract]
Profit sharing percentage of earnings from Frontline for use of fleet		50.00%
Number of vessels leased to related parties classified as operating leases		4			4
Frontline Ltd [Member]
Amounts due from and to related parties [Abstract]
Due from related parties		9,012,000	10,016,000		9,012,000
Loans to related parties - others, long-term		79,294,000	48,847,000		79,294,000
Accrued interest on loan notes receivable with related parties		400,000	500,000		400,000
NADL [Member]
Amounts due from and to related parties [Abstract]
Due from related parties		0	2,163,000		0
Frontline Shipping and Frontline Shipping II [Member]
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues		32,700,000	0	52,200,000
Related party leasing and service contracts [Abstract]
Profit sharing percentage of earnings from Frontline for use of fleet				100.00%
Frontline Management [Member]
Amounts due from and to related parties [Abstract]
Due to related parties		848,000	1,011,000		848,000
Related party leasing and service contracts [Abstract]
Term of lease/charter (in years)		5 years
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party		9
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party		14
Number of crude oil tankers		2
Number of car carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party		2
Management fees paid, vessels		48,400,000	54,200,000	65,900,000
Commission percentage paid for sales-type leases of Suezmax tankers (in hundredths)		1.00%
Commissions paid for sales-type leases on Suezmax tankers		300,000	100,000	100,000
Administrative expenses - related parties		500,000	400,000	500,000
Management fees paid, supervision of newbuildings		2,900,000	2,400,000	2,100,000
Other related parties [Member]
Amounts due from and to related parties [Abstract]
Due to related parties		65,000	57,000		65,000
Golar Management UK Limited [Member]
Related party leasing and service contracts [Abstract]
Management fees paid, provision of office facilities		100,000	200,000	200,000
Bluelot [Member]
Amounts due from and to related parties [Abstract]
Due to related parties		0	6,064,000		0
Corte Real [Member]
Amounts due from and to related parties [Abstract]
Due to related parties		0	6,018,000		0
Frontline Charterers, Deep Sea and Seadrill [Member]
Related party leasing and service contracts [Abstract]
Combined balance of net investments in direct financing leases		839,900,000	1,016,900,000		839,900,000
Combined balance of net investments in direct financing leases, short-term maturities		37,500,000	45,100,000		37,500,000
Vessels and equipment, net		198,900,000	212,900,000		198,900,000
Frontline Management AS [Member]
Related party leasing and service contracts [Abstract]
Management fees paid, provision of office facilities		400,000	300,000	400,000
Frontline Management and Frontline Management AS [Member]
Amounts due from and to related parties [Abstract]
Due to related parties		800,000	1,000,000		800,000
SFL West Polaris and SFL Deepwater [Member]
Related party loans [Abstract]
Interest income, related party loans		24,400,000
Golden Ocean [Member]
Related party leasing and service contracts [Abstract]
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party		9
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party		14
Management fees paid, vessels		800,000	700,000	500,000
SFL West Polaris [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties		0	100,383,000		0
Related party loans [Abstract]
Loans advanced to related parties		145,000,000			145,000,000
Interest income, related party loans		6,500,000	6,500,000	6,500,000
SFL Deepwater [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties		100,036,000	115,222,000		100,036,000
Related party loans [Abstract]
Loans advanced to related parties		145,000,000			145,000,000
Interest income, related party loans		6,500,000	9,600,000	13,100,000
SFL Hercules [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties		135,250,000	120,110,000		135,250,000
Related party loans [Abstract]
Loans advanced to related parties		145,000,000			145,000,000
Interest income, related party loans		6,500,000	3,500,000	0
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Loans to related parties		110,745,000	195,000,000		110,745,000
Related party loans [Abstract]
Loans advanced to related parties		125,000,000			125,000,000
Interest income, related party loans		4,900,000	0	0
Sale of VLCC Edinburgh [Member]
Related party leasing and service contracts [Abstract]
Compensation payable (receivable) for early contract termination of charter						7,800,000
Sale of Front Pride [Member]
Related party leasing and service contracts [Abstract]
Compensation payable (receivable) for early contract termination of charter							(2,100,000)
Sale of Front Guider [Member]
Related party leasing and service contracts [Abstract]
Compensation payable (receivable) for early contract termination of charter								(11,700,000)
Sale of Golden Victory [Member]
Related party leasing and service contracts [Abstract]
Compensation payable (receivable) for early contract termination of charter									(37,300,000)
Sale of Front Champion [Member]
Related party leasing and service contracts [Abstract]
Compensation payable (receivable) for early contract termination of charter									(30,400,000)
Sale of Golden Victory and Front Champion [Member]
Related party leasing and service contracts [Abstract]
Compensation payable (receivable) for early contract termination of charter									67,700,000
Compensation received on termination of charters, cash									10,900,000
Compensation received on termination of charters, notes receivable									56,800,000
Term of lease/charter (in years)									8 years
Notes Receivable [Member]
Related party leasing and service contracts [Abstract]
Stated interest rate		7.25%			7.25%
Loan Notes [Member] | Frontline Ltd [Member]
Amounts due from and to related parties [Abstract]
Short-term portion of loan notes receivable with related parties		7,800,000	7,600,000		7,800,000
Minimum [Member] | NADL [Member]
Related party loans [Abstract]
Asset purchased and leased back, term of lease (in excess of 15 years)		15 years
Number of purchase options, related party		4
Vessels Leased to Frontline Charterers [Member] | Frontline Management [Member]
Related party leasing and service contracts [Abstract]
Daily vessel management fee		$ 6,500
Deep Sea [Member] | Deep Sea Supply BTG B.V. [Member]
Related Party Transaction [Line Items]
Joint venture, ownership percentage										50.00%
BTG Pactual [Member] | Deep Sea Supply BTG B.V. [Member]
Related Party Transaction [Line Items]
Joint venture, ownership percentage										50.00%